Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 60	$ 62	$ 67
Expense relating to short-term leases for which recognition exemption has been used	3	6	4
Expense relating to leases of low-value assets for which recognition exemption has been used	6	7	7
Cash outflow	355	381	379
Cash outflows for short term and low value leases	9	13	11
Cash outflows for payments of leases interest	51	52	56
Repayment of lease liability	$ 295	$ 316	$ 312
Weighted average interest rate lease liabilities	3.30%	3.20%	3.40%